Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 4,524	$ 4,658	$ 9,736	$ 7,192
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	724	631	1,432	1,327
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,800	$ 4,027	$ 8,304	$ 5,865